Related Party Transactions - Transactions and balances with Golar Partners and Subsidiaries (Details) - USD ($) $ in Thousands		4 Months Ended	6 Months Ended
	Apr. 15, 2021	Apr. 15, 2021	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2017
Related Party Transaction [Line Items]
Due from (to) related party				$ 1,473	$ 2,048
Tax lease indemnification | Golar LNG Partners
Related Party Transaction [Line Items]
Noncurrent guarantees issued						$ 11,400
Terminated lease payment and release of remaining provision	$ 800
Tax lease indemnification | Santander Bank
Related Party Transaction [Line Items]
Terminated lease payment and release of remaining provision	$ 8,600
Golar LNG Partners
Related Party Transaction [Line Items]
Total		$ 3,986	$ 6,864
Due from (to) related party				0	(784)
Related party transaction rate (in percentage)		5.00%
Termination of related party agreement, period of written notice		120 days
Golar LNG Partners | Golar Management
Related Party Transaction [Line Items]
Termination of related party agreement, period of written notice		30 days
Golar LNG Partners | Management and administrative services revenue
Related Party Transaction [Line Items]
Revenue from related parties		$ 1,717	3,947
Golar LNG Partners | Ship management fees income
Related Party Transaction [Line Items]
Revenue from related parties		2,251	2,632
Golar LNG Partners | Interest income
Related Party Transaction [Line Items]
Interest income, related party		$ 18	$ 285
Golar LNG Partners | Trading balances due to Golar Power and affiliates
Related Party Transaction [Line Items]
Due from (to) related party				0	(1,133)
Golar LNG Partners | Methane Princess lease security deposit movements
Related Party Transaction [Line Items]
Due from (to) related party				$ 0	$ 349